SUBSEQUENT EVENTS (Details)	Dec. 30, 2022 USD ($)	Dec. 29, 2022 USD ($) D $ / shares shares	Nov. 29, 2022 USD ($) $ / shares shares	Oct. 21, 2022	Oct. 13, 2022 USD ($) $ / shares shares	Oct. 01, 2022 USD ($) shares	Sep. 30, 2022 $ / shares shares	Jun. 30, 2022 $ / shares shares	Mar. 31, 2022 $ / shares shares	Jan. 18, 2022 USD ($) $ / shares shares	May 12, 2021	Oct. 12, 2022 shares	May 05, 2022 $ / shares	Dec. 31, 2021 USD ($) $ / shares shares	May 13, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares
Subsequent Event
Common stock, share authorized (in shares) | shares												200,000,000
Reverse stock split conversion ratio				0.01							0.064
Common Stock
Subsequent Event
Shares, par value (in dollars per share) | $ / shares							$ 0.0001							$ 0.0001		$ 0.0001
Common stock, share authorized (in shares) | shares							1,000,000,000							1,000,000,000		110,000,000
Subsequent event
Subsequent Event
Common stock, share authorized (in shares) | shares					1,000,000,000							200,000,000
Aggregate number of authorized shares (in shares) | shares					1,010,000,000
Reverse stock split conversion ratio				0.01
Subsequent event | Sundry
Subsequent Event
Cash consideration used to pay off outstanding indebtedness of acquiree					$ 900,000
Consideration in promissory notes	$ 5,500,000
Shares, par value (in dollars per share) | $ / shares					$ 0.0001
Buyer Shares, issuance price (in dollars per share) | $ / shares					$ 11
Promissory note, annual interest rate (as a percent)					8.00%
Consideration in paid in shares	1,000,000.0				$ 1,000,000
Consideration in cash	$ 7,500,000				7,500,000
Subsequent event | Sundry | George Levy And Matthieu Leblan [Member]
Subsequent Event
Consideration in cash					5,000,000
Subsequent event | Sundry | George Levy
Subsequent Event
Consideration in cash					2,500,000
Subsequent event | Sundry | Matthieu Leblan
Subsequent Event
Consideration in cash					2,500,000
Subsequent event | Sundry | Jenny Murphy and Elodie Crichi
Subsequent Event
Consideration in promissory notes					5,500,000
Consideration in cash					$ 1,600,000
Subsequent event | Membership interest purchase agreement | Sundry
Subsequent Event
Consideration in promissory notes										$ 20,000,000.0
Value of shares of common stock transferred | shares							2,500,000	2,500,000	2,500,000	7,500,000
Round off value of Volume-Weighted Average | $ / shares										$ 0.0001
Trading day period										30 days
Volume-Weighted Average | $ / shares							$ 1.59	$ 1.59	$ 1.59	$ 159
Escrow deposit										$ 2,000,000.0
Consideration in cash										$ 34,000,000.0
Subsequent event | Securities Purchase Agreement
Subsequent Event
Warrants issued to purchase common stock | shares		60,000
Warrants exercisable | shares		469,480
Warrants exercise price | $ / shares		$ 4.26
Warrants exercisable term		5 years
Subsequent event | Common Stock
Subsequent Event
Converted common stock value						$ 9,000,000
Converted common stock shares | shares						1,970,357
Promissory Note | Subsequent event | Sundry
Subsequent Event
Promissory note, annual interest rate (as a percent)	8.00%
Promissory Note | Subsequent event | Securities Purchase Agreement
Subsequent Event
Promissory note, annual interest rate (as a percent)		20.00%
Percentage of original issue discount.		20.00%
Aggregate principal amount		$ 4,000,000
Aggregate subscription amount		$ 3,200,000
Percent of increase in face value		120.00%
Minimum threshold days required for conversion | D		14
Promissory note
Subsequent Event
Total purchase price														$ 9,465,000
Initial Public Offering
Subsequent Event
Warrants issued to purchase common stock | shares															27,711
Share price | $ / shares													$ 2.50		$ 4.15
Over-allotment option
Subsequent Event
Warrants issued to purchase common stock | shares															3,614
Class B Warrants [Member] | Subsequent event | Securities Purchase Agreement
Subsequent Event
Warrants exercise price | $ / shares			$ 5.25
Warrants exercisable term			5 years
Class C Warrants [Member] | Subsequent event | Securities Purchase Agreement
Subsequent Event
Warrants exercise price | $ / shares			$ 5.25
Warrants exercisable term			13 months
Statement Scenario One [Member] | Subsequent event | Securities Purchase Agreement
Subsequent Event
Share price | $ / shares			$ 5.50
Statement Scenario One [Member] | Subsequent event | Common Stock | Securities Purchase Agreement
Subsequent Event
Shares, par value (in dollars per share) | $ / shares			$ 0.0001
Aggregate number of authorized shares (in shares) | shares			168,000
Statement Scenario One [Member] | Class B Warrants [Member] | Subsequent event | Securities Purchase Agreement
Subsequent Event
Warrants issued to purchase common stock | shares			168,000
Statement Scenario One [Member] | Class C Warrants [Member] | Subsequent event | Securities Purchase Agreement
Subsequent Event
Warrants issued to purchase common stock | shares			168,000
Statement Scenario Two [Member] | Subsequent event | Securities Purchase Agreement
Subsequent Event
Warrants issued to purchase common stock | shares			1,650,181
Share price | $ / shares			$ 5.50
Warrants exercise price | $ / shares			$ 0.0001
Aggregate gross proceeds from Offering			$ 10,000,000
Statement Scenario Two [Member] | Class B Warrants [Member] | Subsequent event | Securities Purchase Agreement
Subsequent Event
Warrants issued to purchase common stock | shares			1,650,181
Statement Scenario Two [Member] | Class C Warrants [Member] | Subsequent event | Securities Purchase Agreement
Subsequent Event
Warrants issued to purchase common stock | shares			1,650,181
Statement Scenario Two [Member] | Pre-Funded Warrants [Member] | Subsequent event | Securities Purchase Agreement
Subsequent Event
Warrants exercisable | shares			1,650,181
Debt or Equity Financing of Less Than $4,000,000 [Member] | Promissory Note | Subsequent event | Securities Purchase Agreement
Subsequent Event
Percentage of notes required to repay		50.00%
Debt or Equity Financing of Less Than $4,000,000 [Member] | Minimum | Subsequent event
Subsequent Event
Debt or equity financing		$ 4,000,000
Debt or Equity Financing of $4,000,000 or Greater [Member] | Promissory Note | Subsequent event | Securities Purchase Agreement
Subsequent Event
Percentage of notes required to repay		100.00%
Debt or Equity Financing of $4,000,000 or Greater [Member] | Maximum | Subsequent event
Subsequent Event
Debt or equity financing		$ 4,000,000